Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Equity
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	110,225,000	78,725,000
Common stock, shares outstanding	110,225,000	78,725,000
MPT Operating Partnership, L.P. [Member]
Equity
General Partner, units issued	1,102,000	787,000
General Partner, units outstanding	1,102,000	787,000
MPT Operating Partnership, L.P. [Member] | Common Units [Member]
Equity
Limited Partners, units issued	109,123,000	77,938,000
Limited Partners, units outstanding	109,123,000	77,938,000
MPT Operating Partnership, L.P. [Member] | LTIP Units [Member]
Equity
Limited Partners, units issued	94,000	63,000
Limited Partners, units outstanding	94,000	63,000